Summary of significant accounting policies (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Foreign currency translation
Total exchange gains/(losses)	¥ 114	$ 17	¥ 42	¥ (90)
Total foreign currency translation adjustments gains/(losses)	¥ 7,810	$ 1,132	(2,872)	(7,955)
Convenience translation
Convenience translation rate (RMB to USD)	6.8972
Loan receivables, net
Provision for the doubtful loan receivables	¥ 0		0	¥ 0
Construction in progress
Amount of construction in progress	¥ 11,161		5,817
Minimum
Loan receivables, net
Loan periods extended range	1 month	1 month
Maximum
Loan receivables, net
Loan periods extended range	24 months	24 months
Electronic equipment | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Electronic equipment | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Office equipment
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Vehicles | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Vehicles | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	6 years	6 years
Logistic,warehouse and other heavy equipment | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Logistic,warehouse and other heavy equipment | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	10 years	10 years
Leasehold improvement
Property, equipment and software, net
Estimated useful Lives	Over the shorter of the expected life of leasehold improvements or the lease term	Over the shorter of the expected life of leasehold improvements or the lease term
Software | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	3 years	3 years
Software | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Land
Property, equipment and software, net
Estimated useful Lives	Indefinite	Indefinite
Building
Property, equipment and software, net
Estimated useful Lives (in Years)	40 years	40 years
Building improvement | Minimum
Property, equipment and software, net
Estimated useful Lives (in Years)	5 years	5 years
Building improvement | Maximum
Property, equipment and software, net
Estimated useful Lives (in Years)	10 years	10 years
Other non-current assets
Loan receivables, net
The loan receivables with the collection period over one year	¥ 142		733
Prepayments and other current assets
Loan receivables, net
The loan receivables with the collection period less than one year	¥ 2,131		¥ 1,817